Income Taxes (Income Before Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
United States	$ 65,012	$ 33,089	$ 6,923
Foreign	2,772	4,058	1,130
Income before income taxes	$ 67,784	$ 37,147	$ 8,053